Related Party Transactions	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 13 — Related Party Transactions

Management Agreements

Part of day-to-day management and operation of the VIP gaming rooms is contracted by the Promotion Entities in Macau to Pak Si Management and Consultancy Limited of Macau (“Pak Si”), a related party management company that is responsible for hiring and managing staff needed for operations.  This includes local managers and executives to provide supervision, finance and cage personnel, public relations, drivers and other service staff (waiters, cleaners, etc.).  The agreements renew annually. The principal of Pak Si is the sister-in-law of Mr. Vong, a Director of the Company and its Chief Executive Officer.

Beginning in July 2013, the Oriental VIP Room entered into a management agreement with Pak Si for $103,000 per month.

Effective July 1, 2014, the monthly payments were revised for Sang Heng and Sang Lung from $155,000 to $142,000 each, and Bao Li, King’s Gaming and the Oriental VIP Room were revised from $103,000 to $97,000 each.

Effective January 1, 2015, the monthly payments were revised for Sang Heng and Sang Lung from $142,000 to $103,000 each, and Bao Li, King’s Gaming and the Oriental VIP Room were revised from $97,000 to $65,000 each.

Total expenses for Pak Si's services were $1,199,103 and $1,857,417 during the three month periods ended June 30, 2015 and 2014, respectively; and $2,398,793 and $3,713,302 during the six month periods ended June 30, 2015 and 2014, respectively.  Amounts due to Pak Si as of June 30, 2015 and December 31, 2014 were $399,814 and $573,897, respectively, and have been recorded in accrued expenses.

Entertainment Expense

The Group incurred entertainment expense for catering and restaurant services provided by a related party in which three directors have the majority ownership interest. Such entertainment expense were $89,892 and $177,086 during the three month periods ended June 30, 2015 and 2014, respectively; and $226,048 and $358,594 during six month periods ended June 30, 2015 and 2014, respectively,